Contract liabilities - Summary of contract liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Contract liabilities [abstract]
Current	£ 110	£ 96
Non-current	2,699	2,418
Total contract liabilities	£ 2,809	£ 2,514	£ 2,246